Common Stock - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2022	Feb. 02, 2022	Jun. 30, 2021	Mar. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights	one vote	one vote
Dividends Payable	$ 0	$ 0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Stock [Line Items]
Common stock, shares authorized	191,500,000	191,500,000	500,000,000		500,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.0001		$ 0.0001